Statements of Cash Flows (Parenthetical) (USD $)	6 Months Ended		12 Months Ended		50 Months Ended	56 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Mar. 31, 2012
Statement of Cash Flows [Abstract]
Interest on Debt converted for common stock	$ 0	$ 0	$ 0	$ 8,603	$ 8,603	$ 8,603